Unaudited Interim Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Treasury stock [Member]	Total
Beginning balance, value at Dec. 31, 2023	$ 840	$ 2,287,055	$ 5,393	$ (633,218)	$ 0	$ 1,660,070
Beginning balance, shares at Dec. 31, 2023	84,016,892
Net income	$ 0	0	0	180,936	0	180,936
Other comprehensive income / (loss)	0	0	(753)	0	0	(753)
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 9)	$ 8	5,709	0	0	0	5,717
Issuance of vested and non-vested shares and amortization of share-based compensation, shares	754,815
Dividends declared ($1.20 and $0.14 per share for 2024 and 2025, respectively) (Note 9)	$ 0	0	0	(122,833)	0	(122,833)
Offering Expenses	0	(96)	0	0	0	(96)
Issuance of common stock for Eagle Merger (Note 1)	$ 281	665,270	0	0	0	665,551
Issuance of common stock for Eagle Merger, shares	28,082,319
Excess fair value of Convertible Notes (Note 1)	$ 0	69,311	0	0	0	69,311
Ending balance, value at Jun. 30, 2024	$ 1,129	3,027,249	4,640	(575,115)	0	2,457,903
Ending balance, shares at Jun. 30, 2024	112,854,026
Beginning balance, value at Dec. 31, 2024	$ 1,142	3,083,906	2,299	(605,572)	0	2,481,775
Beginning balance, shares at Dec. 31, 2024	117,630,112
Net income	$ 0	0	0	501	0	501
Other comprehensive income / (loss)	0	0	(1,517)	0	0	(1,517)
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 9)	$ 12	6,419	0	0	0	6,431
Issuance of vested and non-vested shares and amortization of share-based compensation, shares	1,240,267
Dividends declared ($1.20 and $0.14 per share for 2024 and 2025, respectively) (Note 9)	$ 0	0	0	(16,081)	0	(16,081)
Repurchase and cancellation of common shares, net (Note 9)	$ (42)	(67,650)	0	0	0	(67,692)
Repurchase and cancellation of common shares, net (Note 9), shares	(4,215,068)
Repurchase of treasury stock	$ 0	0	0	0	(1,197)	(1,197)
Sale of subsidiaries Cyprus & Germany	34	(28)	0	(5)	0	1
Ending balance, value at Jun. 30, 2025	$ 1,146	$ 3,022,647	$ 782	$ (621,157)	$ (1,197)	$ 2,402,221
Ending balance, shares at Jun. 30, 2025	114,655,311